13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

6/30/2004

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	August 13, 2004

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:	$338,108 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
AT&T WIRELESS SVCS INC        COM         00209A-10-6  860         60,000.000           SOLE                SOLE
ACADIA REALTY TRUST           SH BEN INT  004239-10-9  63,676      4,634,367.000        SOLE                SOLE
ALLIANCE DATA SYSTEMS CORP    COM         018581-10-8  3,939       111,420.000          SOLE                SOLE
BP PLC                        SPONS ADR   055622-10-4  229         4,266.000            SOLE                SOLE
CORIXA CORP                   COM         21887F-10-0  202         43,155.000           SOLE                SOLE
DORAL FINL CORP               COM         25811P-10-0  249         7,220.000            SOLE                SOLE
FELCOR LODGING TRUST          COM         31430F-10-1  17,483      1,444,878.000        SOLE                SOLE
FIRST DATA CORP               COM         319963-10-4  44,520      1,000,000.000        SOLE                SOLE
IPASS INC                     COM         46261V-10-8  2,713       256,210.000          SOLE                SOLE
I SHARES TR                   MSCI EMERG  464287-23-4  77,437      479,100.000          SOLE                SOLE
I SHARES TR                   MSCI EAFE   464287-46-5  35,478      248,100.000          SOLE                SOLE
MORGAN STANLEY                GOVT INC TR 61745P-10-6  69,987      8,072,300.000        SOLE                SOLE
PHARMION CORP                 COM         71715B-40-9  689         14,086.000           SOLE                SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  15,737      2,436,100.000        SOLE                SOLE
STERICYCLE INC                COM         858912-10-8  2,273       43,929.000           SOLE                SOLE
WEBMD CORP                    COM         94769M-10-5  1,546       165,872.000          SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  361         13,743.000           SOLE                SOLE
WYETH                         COM         983024-10-0  730         20,176.000           SOLE                SOLE

TOTAL                                                  338,108     19,054,922.000